FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The fair value of financial assets and liabilities, excluding working capital and Credit Facilities, is attributable to the following fair value hierarchy levels at December 31, 2017 and December 31, 2016:

($000s)		Fair Value
2017	Carrying Value	Level 1	Level 2	Level 3
Financial assets
Risk management asset	33,123	—	33,123	—
Financial liabilities
Risk management liability	7,890	—	7,890	—
Convertible Debentures (1)	39,426	—	46,000	—
Senior Notes (2)	305,409	—	299,258	—
(1) The fair value of the Convertible Debentures is based on the closing market price on the TSX of $92.00 per Debenture as at December 31, 2017, and represents the market value of the entire instrument.
(2) The fair value of the Senior Notes is based on the closing market price of $95.63 per Senior Note as at December 31, 2017.

($000s)		Fair Value
2016	Carrying Value	Level 1	Level 2	Level 3
Financial assets
Risk management asset	445	—	445	—
Financial liabilities
Risk management liability	16,582	—	16,582	—
Convertible Debentures (1)	37,420	—	50,825	—
Senior Notes (2)	324,691	—	332,318	—
(1) The fair value of the Convertible Debentures is based on the closing market price on the TSX of $101.65 per Debenture as at December 31, 2016, and represents the market value of the entire instrument.
(2) The fair value of the Senior Notes is based on the closing market price of $99.00 per Senior Note as at December 31, 2016.

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities, excluding working capital and Credit Facilities, is attributable to the following fair value hierarchy levels at December 31, 2017 and December 31, 2016:

($000s)		Fair Value
2017	Carrying Value	Level 1	Level 2	Level 3
Financial assets
Risk management asset	33,123	—	33,123	—
Financial liabilities
Risk management liability	7,890	—	7,890	—
Convertible Debentures (1)	39,426	—	46,000	—
Senior Notes (2)	305,409	—	299,258	—
(1) The fair value of the Convertible Debentures is based on the closing market price on the TSX of $92.00 per Debenture as at December 31, 2017, and represents the market value of the entire instrument.
(2) The fair value of the Senior Notes is based on the closing market price of $95.63 per Senior Note as at December 31, 2017.

($000s)		Fair Value
2016	Carrying Value	Level 1	Level 2	Level 3
Financial assets
Risk management asset	445	—	445	—
Financial liabilities
Risk management liability	16,582	—	16,582	—
Convertible Debentures (1)	37,420	—	50,825	—
Senior Notes (2)	324,691	—	332,318	—
(1) The fair value of the Convertible Debentures is based on the closing market price on the TSX of $101.65 per Debenture as at December 31, 2016, and represents the market value of the entire instrument.
(2) The fair value of the Senior Notes is based on the closing market price of $99.00 per Senior Note as at December 31, 2016.

The following is a summary of the net risk management asset (liability) as at December 31, 2016 and December 31, 2017:

($000s)	2017	2016
Current portion commodity contract asset	$31,910	$—
Commodity contract asset (long term)	1,213	—
Foreign exchange contract asset (long term)	—	445
Current portion commodity contract liability	(4,468)	(13,936)
Commodity contract liability (long term)	—	(2,646)
Foreign exchange contract liability (long term)	(3,422)	—
Net risk management asset (liability)	$25,233	$(16,137)

Disclosure of capital structure
The Company’s capital structure and its calculation of total net debt and the total net debt to adjusted funds flow ratio as defined by the Company is as follows:

Debt to Adjusted Funds Flow Ratio
	Year ended December 31,
($000s, except where noted)	2017		2016
Shareholders’ equity	774,022		863,418

Credit Facilities	52,066		19,143
Loans receivable (long term)	—		(8,775)
Adjusted working capital deficiency (1)	23,926		23,716
Subtotal	75,992		34,084
Senior Notes (mature May 15, 2020) (2)	305,409		324,691
Net debt (1)	381,401		358,775
Convertible Debentures (liability component)	39,426		37,420
Total net debt (1) at year end	420,827		396,195

Debt to adjusted funds flow ratio (annualized) (3) (4)
Adjusted funds flow (4) (annualized)	62,800		33,748
Net debt (1) to periods adjusted funds flow ratio (annualized) (3)	6.1	x	10.6	x
Total net debt to periods adjusted funds flow ratio (annualized) (3)	6.7	x	11.7	x

Debt to adjusted funds flow ratio (4)
Adjusted funds flow for the year (4)	58,240		40,916
Net debt (1) to adjusted funds flow ratio (4) for the year	6.5	x	8.8	x
Total net debt (1) to adjusted funds flow ratio (4) for the year	7.2	x	9.7	x
(1) Net debt and total net debt as presented do not have a standardized meaning prescribed by IFRS and therefore may not be comparable with the calculation of similar measures for other entities. The Company’s calculation of total net debt excludes other deferred liabilities, deferred capital obligation, long-term risk management contract liabilities, decommissioning liabilities, and the deferred tax liability. Total net debt includes the adjusted working capital deficiency, Convertible Debentures (liability component), current Credit Facilities, long term loan receivable and Senior Notes. The adjusted working capital deficiency as presented does not have a standardized meaning prescribed by IFRS and therefore may not be comparable with the calculation of similar measures for other entities. The Company calculated adjusted working capital deficiency as net working capital deficiency excluding current risk management contract assets and liabilities, current portion of other deferred liabilities, current portion of deferred capital obligation, current portion of Credit Facilities and the current portion of decommissioning liability. Net debt excludes the liability component of Convertible Debentures that is included in total net debt.
(2) For the year ended December 31, 2017, Senior Notes includes an unrealized foreign exchange gain of $22.2 million (2016: $9.9 million gain) and does not include an unrealized loss of $3.9 million (2016: $2.0 million loss) on foreign exchange contracts.
(3) For the years ended December 31, 2017 and 2016, net debt and total net debt to period’s adjusted funds flow ratio (annualized) is calculated based upon fourth quarter adjusted funds flow annualized.
(4) Adjusted funds flow as presented do not have a standardized meaning prescribed by IFRS and therefore may not be comparable with the calculation of similar measures for other entities. Adjusted funds flow is calculated as cash flow from operating activities, excluding decommissioning costs incurred, changes in non-cash working capital incurred, and transaction costs.

Disclosure of credit risk exposure
As at December 31, 2017, accounts receivable was comprised of the following:

Aging ($000s)	Not past due (less than 90 days)	Past due (90 days or more)	Total
Joint venture and other trade accounts receivable	$13,627	$5,186	$18,813
Revenue and other accruals	27,312	436	27,748
Less: Allowance for doubtful accounts	—	(889)	(889)
Total accounts receivable	$40,939	$4,733	$45,672

Disclosure of maturity analysis for non-derivative financial liabilities
The following are the contractual maturities of financial liabilities as at December 31, 2017:

Liabilities ($000s)	Total	< 1 Year	1-3 Years	3-5 Years	More than 5 years
Accounts payable and accrued liabilities	$73,307	$73,307	$—	$—	$—
Risk management liability	7,890	4,468	3,422	—	—
Credit Facilities	52,066	—	52,066	—	—
Convertible Debentures (1)	50,000	—	—	50,000	—
Senior Notes (1)	312,950	—	312,950	—	—
Deferred capital obligation	4,755	4,755	—	—	—
Deferred financing obligation	1,505	1,505	—	—	—
Finance lease obligation	6,891	1,170	947	928	3,846
Total	$509,364	$85,205	$369,385	$50,928	$3,846
(1) Principal amount of the instruments

Disclosure of commodity price risk management
As at December 31, 2017, the Company has entered into commodity price risk management arrangements as follows:
Natural gas fixed price arrangements

Type		Period	Volume	Price	Index
Natural gas fixed	Financial	January 1, 2018 to December 31, 2018	75,000 GJ/d	2.69	AECO
Natural gas basis differential arrangements

Type		Period	Volume	Price		Index
Natural gas	FInancial	April 1, 2018 to October 31, 2018	10,551 GJ/d	$(1.17	) US	AECO 7A/NYMEX
Natural gas	Financial	April 1, 2019 to October 31, 2020	10,551 GJ/d	$(1.17	) US	AECO 7A/NYMEX

Natural gas liquids fixed differential arrangements

Type		Period	Volume	Fixed Differential	Index
Propane	Financial	January 1, 2018 to December 31, 2018	1,000 bbl/d	47% of NYMEX WTI	OPIS Conway Propane
Crude oil fixed price arrangements

Type		Period	Volume	Price		Index
Oil	Financial	January 1, 2018 to December 31, 2018	1,000 bbl/d	$70.14	CDN	WTI - NYMEX